Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Class A Common Stock [Member]
Class A common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption	33,784,066	33,427,182	32,900,501
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	715,934	1,072,818	1,599,499
Common stock, shares outstanding	715,934	1,072,818	1,599,499
Class F Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000	8,625,000